Expense Example - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - Fidelity High Income Fund	Jun. 29, 2023 USD ($)
Fidelity Advisor High Income Fund - Class M
Expense Example:
1 year	$ 503
3 years	721
5 years	956
10 years	1,631
Fidelity Advisor High Income Fund - Class C
Expense Example:
1 year	284
3 years	569
5 years	980
10 years	1,924
Fidelity Advisor High Income Fund - Class I
Expense Example:
1 year	89
3 years	278
5 years	482
10 years	1,073
Fidelity Advisor High Income Fund - Class Z
Expense Example:
1 year	69
3 years	218
5 years	379
10 years	847
Fidelity Advisor High Income Fund - Class A
Expense Example:
1 year	502
3 years	718
5 years	951
10 years	$ 1,620